Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Minimum monthly rental fee	$ 5,500
Related party transactions amount